STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Cash flows from operating activities
Net income (loss)	$ (26,444,927)		$ (34,618,430)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	3,024,768	[1]	3,954,019	[1]
Impairment loss	16,692,807		23,038,128
Distributions received from operating limited partnerships	311,726		182,237
Amortization	976,537		1,786,355
Changes in assets and liabilities
Other assets	(113,566)		(165,855)
Accounts payable and accrued expenses	(111,792)		93,836
Accounts payable - affiliates	2,847,137		314,146
Net cash provided by (used in) operating activities	(2,817,310)		(5,415,564)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,001)		(259,901)
Proceeds from disposition of operating limited partnerships	2,427,719		7,102,968
Net cash provided by (used in) investing activities	2,417,718		6,843,067
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(399,592)		1,427,503
Cash and cash equivalents, beginning	7,926,372		6,498,869
Cash and cash equivalents, ending	7,526,780		7,926,372
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		8,915
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	12,841		653,373
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		18,818
Series Twenty [Member]
Cash flows from operating activities
Net income (loss)	709,830		782,240
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(852,350)		(921,489)
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		2,633
Accounts payable and accrued expenses	9,624		10,376
Accounts payable - affiliates	(485,260)		(737,086)
Net cash provided by (used in) operating activities	(618,156)		(863,326)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	852,350		921,489
Net cash provided by (used in) investing activities	852,350		921,489
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	234,194		58,163
Cash and cash equivalents, beginning	245,496		187,333
Cash and cash equivalents, ending	479,690		245,496
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty One [Member]
Cash flows from operating activities
Net income (loss)	77,461		(10,292)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(118,002)		(25,729)
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	1,980		(7,788)
Accounts payable - affiliates	(173,960)		69,765
Net cash provided by (used in) operating activities	(212,521)		25,956
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	118,002		25,729
Net cash provided by (used in) investing activities	118,002		25,729
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(94,519)		51,685
Cash and cash equivalents, beginning	338,841		287,156
Cash and cash equivalents, ending	244,322		338,841
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Two [Member]
Cash flows from operating activities
Net income (loss)	(199,453)		541,236
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[1]	(754,900)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		2,500
Accounts payable and accrued expenses	(12,501)		(7,614)
Accounts payable - affiliates	23,641		(342,631)
Net cash provided by (used in) operating activities	(188,313)		(561,409)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		754,900
Net cash provided by (used in) investing activities	0		754,900
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(188,313)		193,491
Cash and cash equivalents, beginning	344,376		150,885
Cash and cash equivalents, ending	156,063		344,376
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Three [Member]
Cash flows from operating activities
Net income (loss)	(176,389)		610,391
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0	[1]	(688,724)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(19,800)		(10,373)
Accounts payable - affiliates	(15,173)		(371,006)
Net cash provided by (used in) operating activities	(211,362)		(459,712)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		688,724
Net cash provided by (used in) investing activities	0		688,724
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(211,362)		229,012
Cash and cash equivalents, beginning	325,579		96,567
Cash and cash equivalents, ending	114,217		325,579
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Four [Member]
Cash flows from operating activities
Net income (loss)	24,116		(117,314)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(139,151)	[1]	0	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(3,178)		(7,500)
Accounts payable - affiliates	57,757		77,900
Net cash provided by (used in) operating activities	(60,456)		(46,914)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	139,151		0
Net cash provided by (used in) investing activities	139,151		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	78,695		(46,914)
Cash and cash equivalents, beginning	200,227		247,141
Cash and cash equivalents, ending	278,922		200,227
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Five [Member]
Cash flows from operating activities
Net income (loss)	1,220,041		440,077
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(1,215,347)	[1]	(469,513)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(39,164)		54,408
Accounts payable - affiliates	(1,240,982)		(188,789)
Net cash provided by (used in) operating activities	(1,275,452)		(163,817)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	(10,001)		0
Proceeds from disposition of operating limited partnerships	1,215,347		469,513
Net cash provided by (used in) investing activities	1,205,346		469,513
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(70,106)		305,696
Cash and cash equivalents, beginning	562,226		256,530
Cash and cash equivalents, ending	492,120		562,226
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Six [Member]
Cash flows from operating activities
Net income (loss)	(148,277)		1,140,769
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(44,244)	[1]	(1,451,966)	[1]
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(24,899)		30,000
Accounts payable - affiliates	260,248		(1,006,313)
Net cash provided by (used in) operating activities	42,828		(1,287,510)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	44,244		1,451,966
Net cash provided by (used in) investing activities	44,244		1,451,966
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	87,072		164,456
Cash and cash equivalents, beginning	476,868		312,412
Cash and cash equivalents, ending	563,940		476,868
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Seven [Member]
Cash flows from operating activities
Net income (loss)	(273,280)		(1,035,645)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		676,060
Impairment loss	0		24,309
Distributions received from operating limited partnerships	0		100
Amortization	65,392		68,492
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	(10,000)		10,000
Accounts payable - affiliates	(20,416)		(1,105,169)
Net cash provided by (used in) operating activities	(238,304)		(1,361,853)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		1,638,582
Net cash provided by (used in) investing activities	0		1,638,582
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(238,304)		276,729
Cash and cash equivalents, beginning	550,614		273,885
Cash and cash equivalents, ending	312,310		550,614
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	12,841		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Eight [Member]
Cash flows from operating activities
Net income (loss)	(266,396)		(286,909)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(37,059)		0
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	5,070		0
Accounts payable - affiliates	330,768		284,116
Net cash provided by (used in) operating activities	32,383		(2,793)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	37,059		0
Net cash provided by (used in) investing activities	37,059		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	69,442		(2,793)
Cash and cash equivalents, beginning	259,714		262,507
Cash and cash equivalents, ending	329,156		259,714
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Twenty Nine [Member]
Cash flows from operating activities
Net income (loss)	(299,048)		(376,809)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		24,395
Impairment loss	0		0
Distributions received from operating limited partnerships	0		0
Amortization	0		28,950
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	331,404		331,404
Net cash provided by (used in) operating activities	32,356		7,940
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	32,356		7,940
Cash and cash equivalents, beginning	214,315		206,375
Cash and cash equivalents, ending	246,671		214,315
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty [Member]
Cash flows from operating activities
Net income (loss)	(187,318)		(161,274)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		(83,888)
Impairment loss	0		15,589
Distributions received from operating limited partnerships	0		0
Amortization	0		26,275
Changes in assets and liabilities
Other assets	6,175		0
Accounts payable and accrued expenses	(10,000)		10,000
Accounts payable - affiliates	74,144		183,160
Net cash provided by (used in) operating activities	(116,999)		(10,138)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		151,341
Net cash provided by (used in) investing activities	0		151,341
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(116,999)		141,203
Cash and cash equivalents, beginning	421,530		280,327
Cash and cash equivalents, ending	304,531		421,530
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty One [Member]
Cash flows from operating activities
Net income (loss)	(391,897)		(360,341)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	0		(156,023)
Impairment loss	31,776		166,611
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	364,152		364,152
Net cash provided by (used in) operating activities	4,031		14,399
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	4,031		14,399
Cash and cash equivalents, beginning	181,199		166,800
Cash and cash equivalents, ending	185,230		181,199
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Two [Member]
Cash flows from operating activities
Net income (loss)	(341,661)		(380,952)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	40,621		(186,600)
Impairment loss	12,173		272,560
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	223,428		(110,227)
Net cash provided by (used in) operating activities	(65,439)		(405,219)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		559,998
Net cash provided by (used in) investing activities	0		559,998
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(65,439)		154,779
Cash and cash equivalents, beginning	495,360		340,581
Cash and cash equivalents, ending	429,921		495,360
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Three [Member]
Cash flows from operating activities
Net income (loss)	(92,813)		(241,815)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	(21,566)		52,927
Impairment loss	0		37,226
Distributions received from operating limited partnerships	0		0
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		3,403
Accounts payable - affiliates	129,714		144,375
Net cash provided by (used in) operating activities	15,335		(3,884)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	21,566		60,000
Net cash provided by (used in) investing activities	21,566		60,000
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,901		56,116
Cash and cash equivalents, beginning	240,231		184,115
Cash and cash equivalents, ending	277,132		240,231
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Four [Member]
Cash flows from operating activities
Net income (loss)	(367,740)		(996,746)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	83,056		227,070
Impairment loss	0		225,080
Distributions received from operating limited partnerships	0		0
Amortization	0		224,375
Changes in assets and liabilities
Other assets	(83,056)		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	317,891		310,569
Net cash provided by (used in) operating activities	(49,849)		(9,652)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(49,849)		(9,652)
Cash and cash equivalents, beginning	64,486		74,138
Cash and cash equivalents, ending	14,637		64,486
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Five [Member]
Cash flows from operating activities
Net income (loss)	(320,129)		(2,938,167)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	78,017		609,403
Impairment loss	15,474		2,017,720
Distributions received from operating limited partnerships	0		0
Amortization	0		72,288
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	228,360		228,360
Net cash provided by (used in) operating activities	1,722		(10,396)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,722		(10,396)
Cash and cash equivalents, beginning	116,848		127,244
Cash and cash equivalents, ending	118,570		116,848
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Six [Member]
Cash flows from operating activities
Net income (loss)	(191,788)		(1,931,251)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	54,048		336,138
Impairment loss	0		1,405,263
Distributions received from operating limited partnerships	3,658		13,640
Amortization	0		0
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	160,596		166,621
Net cash provided by (used in) operating activities	26,514		(9,589)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	26,514		(9,589)
Cash and cash equivalents, beginning	133,266		142,855
Cash and cash equivalents, ending	159,780		133,266
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Seven [Member]
Cash flows from operating activities
Net income (loss)	(208,996)		(1,886,664)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	32,821		228,964
Impairment loss	0		1,324,065
Distributions received from operating limited partnerships	3,658		47,169
Amortization	0		118,248
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	204,864		204,864
Net cash provided by (used in) operating activities	32,347		36,646
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	32,347		36,646
Cash and cash equivalents, beginning	346,391		309,745
Cash and cash equivalents, ending	378,738		346,391
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Eight [Member]
Cash flows from operating activities
Net income (loss)	(1,076,160)		(2,942,239)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	131,305		564,465
Impairment loss	768,169		2,180,548
Distributions received from operating limited partnerships	70,016		45,159
Amortization	0		13,960
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	95,209		164,400
Net cash provided by (used in) operating activities	(11,461)		26,293
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(11,461)		26,293
Cash and cash equivalents, beginning	235,617		209,324
Cash and cash equivalents, ending	224,156		235,617
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Thirty Nine [Member]
Cash flows from operating activities
Net income (loss)	(1,392,463)		(2,757,577)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	367,461		890,369
Impairment loss	867,465		1,711,047
Distributions received from operating limited partnerships	15,288		12,754
Amortization	0		11,116
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	136,800		136,800
Net cash provided by (used in) operating activities	(5,449)		4,509
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(5,449)		4,509
Cash and cash equivalents, beginning	187,805		183,296
Cash and cash equivalents, ending	182,356		187,805
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty [Member]
Cash flows from operating activities
Net income (loss)	(2,411,765)		(2,748,973)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	350,722		601,594
Impairment loss	1,833,033		1,870,900
Distributions received from operating limited partnerships	0		675
Amortization	0		53,036
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	200,016		211,999
Net cash provided by (used in) operating activities	(27,994)		(10,769)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,994)		(10,769)
Cash and cash equivalents, beginning	109,745		120,514
Cash and cash equivalents, ending	81,751		109,745
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty One [Member]
Cash flows from operating activities
Net income (loss)	(2,401,457)		(2,025,799)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	717,992		302,783
Impairment loss	1,267,710		1,300,406
Distributions received from operating limited partnerships	12,311		7,259
Amortization	152,816		222,512
Changes in assets and liabilities
Other assets	0		834
Accounts payable and accrued expenses	(8,924)		8,924
Accounts payable - affiliates	238,068		(60,471)
Net cash provided by (used in) operating activities	(21,484)		(243,552)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		380,726
Net cash provided by (used in) investing activities	0		380,726
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(21,484)		137,174
Cash and cash equivalents, beginning	215,834		78,660
Cash and cash equivalents, ending	194,350		215,834
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Two [Member]
Cash flows from operating activities
Net income (loss)	(2,368,983)		(2,337,443)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	453,445		347,607
Impairment loss	1,587,363		1,711,651
Distributions received from operating limited partnerships	36,550		1,005
Amortization	71,717		99,384
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	249,780		249,780
Net cash provided by (used in) operating activities	29,872		71,984
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(109,361)
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		(109,361)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	29,872		(37,377)
Cash and cash equivalents, beginning	311,423		348,800
Cash and cash equivalents, ending	341,295		311,423
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		270,143
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Three [Member]
Cash flows from operating activities
Net income (loss)	(3,114,804)		(3,989,777)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	491,020		503,263
Impairment loss	2,201,172		2,993,098
Distributions received from operating limited partnerships	76,136		3,410
Amortization	98,916		247,749
Changes in assets and liabilities
Other assets	(16,506)		(85,806)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	255,298		306,780
Net cash provided by (used in) operating activities	(8,768)		(21,283)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(8,768)		(21,283)
Cash and cash equivalents, beginning	234,982		256,265
Cash and cash equivalents, ending	226,214		234,982
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		186,626
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Four [Member]
Cash flows from operating activities
Net income (loss)	(3,379,213)		(3,202,227)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	698,324		1,281,159
Impairment loss	2,156,011		1,396,160
Distributions received from operating limited partnerships	5,079		5,728
Amortization	282,800		283,982
Changes in assets and liabilities
Other assets	(20,179)		(104,834)
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	284,698		284,701
Net cash provided by (used in) operating activities	27,520		(55,331)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(139,317)
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		(139,317)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	27,520		(194,648)
Cash and cash equivalents, beginning	395,938		590,586
Cash and cash equivalents, ending	423,458		395,938
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		196,604
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Five [Member]
Cash flows from operating activities
Net income (loss)	(5,737,784)		(4,306,886)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	1,247,995		1,187,195
Impairment loss	3,838,473		2,445,786
Distributions received from operating limited partnerships	47,876		22,953
Amortization	273,092		273,092
Changes in assets and liabilities
Other assets	0		0
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	366,564		266,564
Net cash provided by (used in) operating activities	36,216		(111,296)
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		0
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		0
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	36,216		(111,296)
Cash and cash equivalents, beginning	425,893		537,189
Cash and cash equivalents, ending	462,109		425,893
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		0
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	0		0
Series Forty Six [Member]
Cash flows from operating activities
Net income (loss)	(3,128,561)		(3,098,043)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Share of (income) losses from operating limited partnerships	705,660		859,459
Impairment loss	2,113,988		1,940,109
Distributions received from operating limited partnerships	41,154		22,385
Amortization	31,804		42,896
Changes in assets and liabilities
Other assets	0		18,818
Accounts payable and accrued expenses	0		0
Accounts payable - affiliates	249,528		249,528
Net cash provided by (used in) operating activities	13,573		35,152
Cash flows from investing activities
Capital contributions paid to operating limited partnerships	0		(11,223)
Proceeds from disposition of operating limited partnerships	0		0
Net cash provided by (used in) investing activities	0		(11,223)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	13,573		23,929
Cash and cash equivalents, beginning	291,568		267,639
Cash and cash equivalents, ending	305,141		291,568
Supplemental schedule of noncash investing and financing activities
The fund has decreased its investments in operating limited partnerships and decreased its capital contribution obligation to operating limited partnerships for low-income tax credits not generated.	0		8,915
The fund has applied notes receivable and advances to its capital contribution obligation in operating limited partnerships.	0		0
The fund has decreased its investments in operating limited partnerships and recorded a receivable for tax credits not generated by the operating limited partnerships.	$ 0		$ 18,818

[1]	Includes $2,427,719 and $4,781,533, respectively, in 2012 and 2011 from gain/(loss) on disposal of operating limited partnership.